Related parties transactions - Additional information (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Apr. 08, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Related Party [Abstract]
Contract manufacturing revenues from former parent	$ 0		$ 0	$ 47	$ 0
Purchases of the Company from former parent	$ 0		1	$ 19	2
Services received, related party transactions		$ 40	$ 140		$ 276